CONVERTIBLE DEBENTURES (Details Narrative)								1 Months Ended		12 Months Ended
	Jul. 13, 2023 USD ($) shares	Jul. 13, 2023 $ / shares	May 01, 2023 USD ($)	Mar. 05, 2023 $ / shares	Dec. 05, 2022 USD ($) shares	Dec. 05, 2022 $ / shares	Mar. 05, 2021 $ / shares	Aug. 30, 2023 shares	Aug. 17, 2023 USD ($)	Oct. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Aggregate principal amount	$ 5,000,000				$ 2,000,000
Conversion Price | $ / shares		$ 0.24				$ 0.20
Shares and warrants issued | shares	13,737,500				6,716,499
Exercise price | $ / shares		0.28				0.25
Shares price | $ / shares		$ 0.40		$ 0.30		$ 0.40	$ 0.225			$ 0.20
Common shares | shares	10,151,250							1,022,025		10,151,250	1,022,025
Principal Of payments			$ 500,000						$ 2,816,250
Derivative Liability One [Member]
IfrsStatementLineItems [Line Items]
Derivative liability										$ 490,195
Derivative Liability Two [Member]
IfrsStatementLineItems [Line Items]
Derivative liability										6,053,927
Derivative Liability Three [Member]
IfrsStatementLineItems [Line Items]
Derivative liability										1,264,378
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Convertible debts										1,040,662
Aggregate Total Convertible Debt										$ 133,977
Gross proceeds									1,000,000
Principal Of payments									$ 6,000,000